Restricted Share Units - Schedule of Changes in RSUs (Details) - Restricted Share Units [Member]	12 Months Ended
	Oct. 31, 2024 $ / shares shares		Oct. 31, 2024 $ / shares shares		Oct. 31, 2023 $ / shares shares	Oct. 31, 2023 $ / shares shares
Restricted Share Units - Schedule of Changes in RSUs (Details) [Line Items]
Number of RSUs, Beginning balance	2,216		2,216		1,407	1,407
Weighted Average Issue Price, Beginning balance | (per share)	$ 96.06		$ 138.55		$ 273.42	$ 375.54
Number of RSUs, Granted	591,460	[1]	591,460	[1]	2,200	2,200
Weighted average issue price, Granted | (per share)	$ 1.36	[1]	$ 1.86	[1]	$ 41.63	$ 55.97
Number of RSUs, Exercised	(329,338)		(329,338)		(1,391)	(1,391)
Weighted Average Issue Price, Exercised | (per share)	$ 1.65		$ 2.22		$ 189.37	$ 246.64
Number of RSUs, Ending Balance	264,338		264,338		2,216	2,216
Weighted average issue price, Ending Balance | (per share)	$ 1.8		$ 2.55		$ 96.06	$ 138.55

[1]	During the year ended October 31, 2024, the Company issued 591,460 RSU’s to consultants, directors and officers. The RSU’s vested with a fair value of $804,962 (2023-$91,589).